Balance Sheet Components - Schedule of accrued expenses (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Components
Compensation payable	$ 96,120	$ 597,849	$ 651,053
Commission liability	25,826
Accrued employee taxes	284,906	349,256
Other accrued liabilities	61,990	112,427	72,485
Accrued expenses	$ 468,842	$ 1,059,532	$ 809,203